Benefit Plans (Details Textual) (USD $)	1 Months Ended			12 Months Ended				12 Months Ended	1 Months Ended
	Mar. 31, 2012	Oct. 31, 2004	Oct. 31, 1996	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2002	Jun. 30, 2010	Jun. 30, 2012 Restricted Stock [Member]	May 31, 2010 Director [Member]
Options Granted		90,000	137,862	0	0	99,975
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued		$ 40,146
Deferred Shares Distributed									57,255
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number				7,000,000	2,250,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized				4,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								10,000
Options Cancelled	3,000
Allocated Share-based Compensation Expense				2,000	5,000
Weighted Average Exercise Price Granted			$ 4.60	$ 0	$ 0	$ 6.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				0	20,832		20,832
Employee Salary Contribution Percentage				3.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount				$ 74,000	$ 84,000